Expense Example {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend Income Fund - Premier Class	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 19
3 years	61
5 years	107
10 years	$ 243